Other Income	12 Months Ended
Dec. 31, 2011
OTHER INCOME [Abstract]
OTHER INCOME

5. OTHER INCOME

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Government financial incentives	177,020	232,302	184,961
Foreign exchange (loss) gain	(5,290)	(5,164)	25,852
Interest expenses	(814)	(11,343)	(22,941)
Bank Charges	(141)	(410)	(10,296)
Donation expenses	-	(5,812)	(1,092)
Others	(1,331)	6,007	(5,175)

	169,444	215,580	171,309

Government financial incentives represent cash subsidies received from the government. Cash subsidies which have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits are recognized as other income when received. Other cash subsidies received from the government, for which the Company has to meet certain obligations, are initially recorded as liabilities and recognized as other income upon fulfilling the obligations. As there is no further obligation for the Group to perform upon receipt of the government financial incentives, they are recognized as other income when received.